ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares						Fair Value
	OPEN END FUNDS — 71.8%
	FIXED INCOME - 71.8%
10,600,250	DoubleLine Low Duration Bond Fund, Cl I (Cost $104,945,553)					$ 102,504,419

Principal Amount ($)				Coupon Rate (%)	Maturity
	CORPORATE BONDS 0.0%(a)
	MACHINERY 0.0%(a)
52,619	INVEPAR A-1(b),(c),(d),(e),(f) (Cost $3,086)			0.0000	12/30/28	0

Shares			Expiration Date	Exercise Price
	WARRANT — 0.0%(a)
	ENGINEERING & CONSTRUCTION - 0.0% (a)
43,904	OAS S.A. (Brazil)(c), (d),(e) (Cost $8,837)		05/17/2039	$ 1.00		0

Contracts
	EQUITY OPTIONS PURCHASED (d,e) - 20.4%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 20.4%
88,703	NOMURA CALL OPTION ISAM	Nomura	08/16/2023	$ 0.001	$ 11,888,223	$ 11,908,149
100,969	NOMURA CALL OPTION WNTN	Nomura	08/16/2023	0.001	11,322,891	11,186,767
17,023	NOMURA CALL OPTION WNTN TRND	Nomura	08/16/2023	0.001	6,189,123	6,050,564
	TOTAL CALL OPTIONS PURCHASED (Cost - $29,400,237)					29,145,480

	TOTAL INVESTMENTS - 91.9% (Cost $134,357,713)					$ 131,276,023
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.1%					11,513,576
	NET ASSETS - 100.0%					$ 142,789,599

(a)	Percentage rounds to less than 0.1%.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022 the total market value of 144A securities is 0 or 0.0% of net assets.
(c)	Illiquid security.
(d)	Non-income producing.
(e)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(f)	Default Bond.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

	ISAM Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description	Expiration Date	Notional Value at March 31, 2022	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Long Contracts
	33	Bean Meal Future	May-22	1,542,750	$ 42,840	0.03%
	21	Cotton Future	May-22	1,424,745	115,005	0.08%
	11	Gold Futures	Jun-22	2,149,400	31,010	0.02%
	36	Hogs Future	Jun-22	1,737,000	70,070	0.05%
	16	Hogs Future	Jul-22	773,600	8,800	0.01%
	90	Iron Ore CFR China Future	May-22	1,436,760	43,110	0.03%
	9	LME Nickel Future	Jun-22	1,733,400	430,055	0.30%
	16	LME Zinc Future	Jun-22	1,675,400	193,417	0.14%
	26	Natural Gas Future	May-22	1,466,920	176,170	0.12%
	22	Natural Gas Future	Jul-22	1,266,320	54,980	0.04%
	15	Natural Gas Future	Jan-23	906,600	132,250	0.09%
	8	Silver Future	May-22	1,005,320	(18,655)	(0.01)%
	15	Soybean Futures	Nov-22	1,065,375	56,538	0.04%
	68	Sugar #11 Future	May-22	1,484,358	(2,419)	(0.00)%
				Subtotal	1,333,171
	Short Contracts
	(40)	2 Yr Treasury Note Futures	Jun-22	8,476,875	117,375	0.08%
	(11)	5 Yr Treasury Note Futures	Jun-22	1,031,947	28,566	0.02%
	(15)	Australian 3 Yr Bond Futures	Jun-22	1,720,313	42,672	0.03%
	(10)	ERX 2 Bund Futures	Jun-22	948,291	40,265	0.03%
	(231)	H-Share Futures	Jun-22	18,992,439	302,489	0.21%
	(29)	Ice 3 Month Sonia Futures	Jun-23	1,538,048	58,166	0.04%
	(24)	Ice 3 Month Sonia Futures	Jun-22	2,941,210	14,431	0.01%
	(8)	Korean 10 year Bond Futures	Jun-22	1,140,875	35,558	0.02%
	(37)	5 Yr Treasury Note Futures	Jun-22	5,663,504	139,444	0.10%
	(28)	Australian 3 Yr Bond Futures	Jun-22	3,438,694	4,017	0.00%
	(5)	ERX 2 Bund Futures	Jun-22	877,945	31,629	0.02%
	(8)	H-Share Futures	Jun-22	1,341,409	50,454	0.04%
	(200)	Ice 3 Month Sonia Futures	Apr-22	2,749,800	(6,917)	(0.00)%
	(48)	5 Yr Treasury Note Futures	Mar-23	15,393,532	156,736	0.11%
	(6)	Australian 3 Yr Bond Futures	Jun-22	7,380,509	34,224	0.02%
	(65)	ERX 2 Bund Futures	Jun-22	6,258,915	117,656	0.08%
	(83)	H-Share Futures	Jun-22	7,256,465	55,709	0.04%
	(19)	Ice 3 Month Sonia Futures	Jun-22	1,042,150	(24,240)	(0.02)%
	(68)	Ice 3 Month Sonia Futures	Mar-23	1,334,376	123,134	0.09%
	(310)	Korean 10 year Bond Futures	Sep-22	6,439,204	11,479	0.01%
	(6)	5 Yr Treasury Note Futures	Jun-22	955,632	10,471	0.01%
	(67)	Australian 3 Yr Bond Futures	Jun-22	800,956	41,508	0.03%
	(179)	ERX 2 Bund Futures	Sep-22	2,137,391	105,038	0.07%
	(146)	H-Share Futures	Dec-22	1,742,117	55,791	0.04%
	(7)	Ice 3 Month Sonia Futures	Jun-22	860,125	21,703	0.02%
				Subtotal	1,567,358
	EQUITY SWAP
	Number of Contracts	Description		Notional Value at March 31, 2022	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	911,589	J.P. Morgan iDex Long Short Pair Value Index		911,589	(9,591)	(0.01)%
	2,079,622	JPM iDex US Utlities Index		2,079,622	107,437	0.08%
				Subtotal	$ 97,846
	INTEREST RATE SWAPS
	Number of Contracts	Description	Maturity Date	Notional Value at March 31, 2022	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	4,434,590	CNY Rate Swap	6/17/2024	4,434,590	8,810	0.01%
	5,208,333	CNY Rate Swap	6/15/2027	5,208,333	(4,398)	(0.00)%
				Subtotal	$ 4,412
	FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Currency to Deliver/ Receive	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	To Buy:
	6/15/22	USD/JPY	1,600,000	1,597,130	78,046	0.05%
	6/15/22	USD/PHP	1,100,000	1,108,161	(17,285)	(0.01)%
	6/15/22	USD/PLN	900,000	906,597	(24,269)	(0.02)%
	6/15/22	USD/THB	1,450,000	1,449,195	2,367	0.00%
	6/15/22	USD/TWD	2,800,000	2,794,283	83,891	0.06%
				Subtotal	$ 122,750
	To Sell:
	6/15/22	USD/IDR	2,500,000	2,502,796	11,490	0.01%
	6/15/22	USD/MXN	750,000	759,657	27,608	0.02%
				Subtotal	$ 39,098

				All Other Investments	8,583,065
				Total Value of Purchased Option	11,747,700

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

	WNTN Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description			Expiration Date	Notional Value at March 31, 2022	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Long Contracts
	14	Cotton Futures			May-22	949,830	$ 74,175	0.05%
	17	Cotton Futures			Jul-22	1,122,595	78,860	0.06%
	8	Crude Oil Future			Jun-22	788,160	(6,680)	(0.00)%
	5	E - Mini S&P 500 Futures			Jun-22	1,132,688	(4,038)	(0.00)%
	6	Gold Future			Apr-22	1,172,400	3,470	0.00%
	14	LME Aluminum			May-22	1,219,264	225,445	0.16%
	17	LME Aluminum			Apr-22	1,482,022	205,901	0.14%
	4	LME Copper			Apr-22	1,037,250	46,724	0.03%
	6	LME Nickel Futures			Apr-22	1,156,140	390,382	0.27%
	9	LME Zinc Futures			Apr-22	947,813	144,834	0.10%
	5	S&P Canada Futuress			Jun-22	1,053,021	23,221	0.02%
	20	Soybeans Futuress			May-22	1,618,250	(20,788)	(0.01)%
	24	Soybeans Futuress			Jul-22	1,917,600	(15,650)	(0.01)%
						Subtotal	$ 1,145,856

	Number of Contracts	Description			Expiration Date	Notional Value at March 31, 2022	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Short Contracts
	(53)	2 Year T Note Futures			Mar-22	11,231,859	$ 133,406	0.09%
	(26)	5 Year T Note Futures			Mar-22	2,981,875	66,297	0.05%
	(31)	Australian 3 Yr Bond Futures			Jan-22	2,548,769	31,836	0.02%
	(29)	Australian 10 Yr Bond Futures			Jan-22	2,750,045	86,550	0.06%
	(20)	Canada Bond Future			Sep-22	2,087,654	60,226	0.04%
	(10)	E-mini Russell Future			Dec-22	1,033,200	(27,423)	(0.02)%
	(38)	ERX 2 Bund Future			Mar-23	4,656,916	20,413	0.01%
	(20)	ERX BOBL Future			Jun-23	2,852,187	62,650	0.04%
	(11)	Euro Bund Future			Sep-23	1,931,479	76,606	0.05%
	(5)	Euro Oat Future			Dec-23	838,381	32,648	0.02%
	(4)	EURX Euro Buxl Future			Mar-24	824,270	38,314	0.03%
	(6)	HK Index Future			Jun-24	842,239	(20,631)	(0.01)%
	(4)	Ice 3 Month Sonia Futures			Sep-24	1,285,488	3,892	0.00%
	(7)	Ice 3 Month Sonia Futures			Dec-24	2,244,890	21,037	0.01%
	(9)	Ice 3 Month Sonia Futures			Jan-22	2,882,888	31,236	0.02%
	(11)	Ice 3 Month Sonia Futures			Mar-22	3,523,529	34,832	0.02%
	(11)	Ice 3 Month Sonia Futures			Jan-22	3,525,878	26,489	0.02%
	(12)	Ice 3 Month Sonia Futures			Jan-22	3,851,733	27,360	0.02%
	(11)	Ice 3 Month Sonia Futures			Sep-22	3,535,994	21,169	0.01%
	(10)	Ice 3 Month Sonia Futures			Dec-22	3,217,989	18,738	0.01%
	(9)	Ice 3 Month Sonia Futures			Mar-23	2,898,111	17,014	0.01%
	(6)	Ice 3 Month Sonia Futures			Jun-23	1,932,961	10,067	0.01%
	(10)	Japan Bond Future			Sep-23	12,300,849	46,344	0.03%
	(14)	LME Aluminum Future			Dec-23	1,219,264	8,018	0.01%
	(4)	LME Copper Future			Mar-24	1,037,250	(15,131)	(0.01)%
	(6)	LME Nickel Future			Jun-24	1,156,140	(82,676)	(0.06)%
	(9)	LME Zinc Future			Sep-24	947,813	(41,648)	(0.03)%
	(17)	Long Guilt Future			Dec-24	2,707,624	21,743	0.02%
	(9)	T-Note Future			Jan-22	1,105,875	28,641	0.02%
						Subtotal	738,017

	FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Currency to Deliver/ Receive	Value	In Exchange For	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	To Buy:
	4/4/2022	BRL	14,692,373	USD	3,101,096	$ 3,097,152	$ (12,549)	(0.01)%
	4/4/2022	USD	3,000,000	BRL	14,692,373	2,998,303	(98,849)	(0.07)%
	6/15/2022	CNH	26,500,000	USD	4,164,536	4,171,100	(11,426)	(0.01)%
	6/15/2022	ZAR	11,000,000	USD	711,148	753,038	34,898	0.02%

	To Sell:
	4/4/2022	BRL	15,591,609	USD	3,290,896	$ 3,286,711	$ 13,317	0.01%
	4/4/2022	USD	3,000,000	BRL	15,591,609	2,998,303	288,408	0.20%
	4/29/2022	USD	1,100,000	INR	84,477,450	1,102,697	9,617	0.01%
	5/3/2022	USD	2,700,000	BRL	13,203,442	2,720,563	62,722	0.04%
						Subtotal	$ 286,138

						All Other Investments	8,846,669
						Total Value of Purchased Option	11,004,131

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

	WNTN TRND Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description			Expiration Date	Notional Value at March 31, 2022	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Long Contracts
	4	AS Index 200 Futures			Jun-22	559,579	6,977	0.00%
	3	Copper Future			May-22	356,325	12,600	0.01%
	9	Corn Future			May-22	336,938	37,038	0.03%
	5	Cotton Future			May-22	339,225	38,365	0.03%
	6	Gold Future			Jun-22	1,172,400	5,730	0.00%
	7	Hogs Future			Jun-22	337,750	1,310	0.00%
	6	LME Aluminum Future			Apr-22	522,542	93,104	0.07%
	5	LME Aluminum Future			May-22	435,889	64,688	0.05%
	3	LME Copper Future			Apr-22	777,938	28,827	0.02%
	2	LME Copper Future			May-22	518,725	5,181	0.00%
	2	LME Nickel Future			Apr-22	385,380	128,693	0.09%
	2	LME Nickel Future			Jun-22	385,200	89,988	0.06%
						Subtotal	$ 512,501

	Number of Contracts	Description			Expiration Date	Notional Value at March 31, 2022	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Short Contracts
	(30)	2 Year Treasury Note Futures			Jun-22	$ 6,357,656	$ 73,781	0.05%
	(22)	5 Year Treasury Note Futures			Jun-22	2,523,125	56,031	0.04%
	(43)	Aussie 3 Year Bond Futures			Jun-22	3,535,389	45,686	0.03%
	(19)	Aussie 10 Year Bond Futures			Jun-22	1,801,754	54,481	0.04%
	(7)	AS-BK Bill Future			Sep-22	372,740	3,189	0.00%
	(1)	Dax Index Future			Jun-22	399,325	(1,397)	(0.00)%
	(8)	Emini MSCi Futures			Jun-22	450,200	(7,280)	(0.01)%
	(11)	ERX 2 Bund Future			Jun-22	1,348,055	4,067	0.00%
	(18)	ERX Bobl Future			Jun-22	2,566,969	55,833	0.04%
	(23)	Euro Bund Future			Jun-22	4,038,548	156,808	0.11%
	(4)	Euro Oat Future			Jun-22	670,704	22,167	0.02%
	(10)	Euro Stoxx 50 Future			Jun-22	423,091	(7,672)	(0.01)%
	(3)	Eurx Euro Buxl Future			Jun-22	618,203	28,332	0.02%
	(4)	HK Index Futures			Apr-22	561,493	(12,965)	(0.01)%
	(4)	ICE 3 month Sonia Futures			Dec-22	1,285,488	12,465	0.01%
	(5)	ICE 3 month Sonia Futures			Mar-23	1,603,493	7,259	0.01%
	(5)	ICE 3 month Sonia Futures			Jun-23	1,601,604	18,853	0.01%
	(5)	ICE 3 month Sonia Futures			Sep-23	1,601,604	18,262	0.01%
	(5)	ICE 3 month Sonia Futures			Dec-23	1,602,672	17,359	0.01%
	(5)	ICE 3 month Sonia Futures			Mar-24	1,604,889	6,208	0.00%
	(4)	ICE 3 month Sonia Futures			Jun-24	1,285,816	11,167	0.01%
	(4)	ICE 3 month Sonia Futures			Sep-24	1,287,196	5,485	0.00%
	(3)	ICE 3 month Sonia Futures			Dec-24	966,037	7,242	0.01%
	(2)	ICE 3 month Sonia Futures			Mar-25	644,320	2,398	0.00%
	(6)	Japan Bond Future			Jun-22	7,380,509	36,566	0.03%
	(6)	LME Aluminum Future			Apr-22	522,542	(3,061)	(0.00)%
	(3)	LME Copper Future			Apr-22	777,938	(11,275)	(0.01)%
	(2)	LME Nickel Future			Apr-22	385,380	(47,520)	(0.03)%
	(6)	Long Gilt Future			Jun-22	955,632	7,423	0.01%
	(5)	T Bond Future			Jun-22	750,313	30,016	0.02%
	(13)	T Note Future			Jun-22	1,597,375	48,547	0.03%
	(3)	Ultra T Bond Future			Jun-22	531,375	13,547	0.01%
						Subtotal	$ 652,002
	FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Currency to Deliver/ Receive	Value	In Exchange For	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	To Buy:
	6/30/2022	AUD	42	USD	3,106,879	$ 3,142,440	$ 41,651	0.03%
	6/30/2022	CAD	46	USD	3,629,181	3,677,700	54,959	0.04%
	6/30/2022	CHF	3	USD	405,438	406,463	2,225	0.00%
	6/30/2022	MXN	70	USD	1,662,585	1,761,550	77,965	0.05%
	6/30/2022	JPY	83	USD	8,797,610	8,525,138	251,204
	To Sell:
	8/31/2021	EUR	60	USD	8,294,843	$ 8,300,250	$ (29,408)	(0.02)%

						All Other Investments	4,884,678
						Total Value of Purchased Option	6,019,773

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.